Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	March 31, 2024	March 31, 2025
	US$	US$
Trade payables – third parties	1,653,660	2,568,272
Advance payment from customers	464,080	172,821
Accrued expenses	343,491	1,292,291
Other payables	5,137	391,446
	2,466,368	4,424,830

Schedule of Currency Profiles of the Group’s Trade and Other Payables

The currency profiles of the Group’s trade and other payables as at the end of each reporting period are as follows:

	March 31, 2024	March 31, 2025
	US$	US$
United States Dollar	2,127,465	3,481,658
Hong Kong Dollar	302,616	850,436
Renminbi	14,348	65,328
Khmer Riel	21,939	27,408
	2,466,368	4,424,830